SHORT-TERM BOND PAYABLE	12 Months Ended
Dec. 31, 2019
SHORT-TERM BOND PAYABLE
SHORT-TERM BOND PAYABLE

12.         SHORT-TERM BOND PAYABLE

On October 29, 2019, Fang issued a 364 days RMB denominated bond (“Bond”) at par in the amount of RMB720,000 (equivalent to US$102,009) with an annual interest rate of 4.8%. The issuance cost was US$528. The Company's investment in ordinary shares of Hopefluent in the amount of US$23,418 was pledged as collateral for the Bond.